RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 12 – RELATED PARTIES

Liotta Family Office, LLC

Liotta Family Office, LLC (“LFO”) is owned 20% by the Company’s Chief Executive Officer (“CEO”), 60% owned by the father of the Company’s Chief Executive Officer, and 20% by the brother of the CEO. LFO currently owns 74,372 Shares of the Company’s issued and outstanding common stock which represents 1% of the Company’s issued and outstanding Common Stock as of September 30, 2025.

During the year ended December 31, 2023, LFO entered into an unsecured promissory note for a total amount of $1.0 million (see Note 9). The Company incurred approximately $23 thousand of interest during the nine months ended September 30, 2024. In April 2024, the promissory note and interest was paid in full.

Plane Co’s

The Company historically facilitated the formation of limited liability companies (“Plane Co’s”), which were then funded by third party members prior to the sale and delivery of an aircraft purchased from Honda Aircraft that entered into the Company’s fractional program.

In October 2024, as part of the agreement with flyExclusive, Volato sold all of its interest in the Plane Co’s to flyExclusive.

The aggregate amount of revenue included in loss from discontinued operations generated from Plane Co’s totaled zero and $0.8 million for the three months ended September 30, 2025 and 2024, respectively. The aggregate amount of revenue included in loss from discontinued operations generated from Plane Co’s totaled zero and $3.1 million for the nine months ended September 30, 2025 and 2024, respectively.

Expenses charged to the Company by Plane Co’s and included in loss from discontinued operations, totaled zero and $0.9 million for the three months ended September 30, 2025 and 2024, respectively. Expenses charged to the Company by Plane Co’s and included in loss from discontinued operations, totaled zero and $2.8 million for the nine months ended September 30, 2025 and 2024, respectively.

Balance due to Plane Co’s amounted to zero and $4 thousand as of September 30, 2025 and December 31, 2024, respectively.

NOTE 15 – RELATED PARTIES

Liotta Family Office, LLC

Liotta Family Office, LLC (“LFO”) is owned 20% by the Company’s Chief Executive officer, 60% owned by the father of the Company’s Chief Executive Officer, and 20% owned by the brother of the Company’s Chief Executive Officer. LFO currently owns, 74,372 Shares of Common Stock which represents 4% of the Company’s issued and outstanding Common Stock as of December 31, 2024.

During the year ended December 31, 2023, Liotta Family Office, LLC (“LFO”) entered into an unsecured promissory note for a total amount of $1.0 million (Note 12). The Company incurred approximately $23 thousand of interest during the year ended December 31, 2024. In April 2024, the promissory note and interest was paid in full.

Plane Co’s

The Company facilitated the formation of limited liability Plane Co’s, which are then funded by third party members prior to the sale and delivery of an aircraft purchased from Honda Aircraft that entered into the Company’s fractional program.

In October 2024, as part of the agreement with flyExclusive, Volato sold all of its interest in the Plane Co’s to flyExclusive.

The aggregate amount of revenue included in loss from discontinued operations generated from Plane Co’s totaled $3.1 million and $4.5 million for the year ended December 31, 2024 and 2023, respectively.

Expenses charged to the Company by Plane Co’s and included in loss from discontinued operations, totaled $2.8 million and $3.9 million for the year ended December 31, 2024 and 2023, respectively.

Balance due to Plane Co’s amounted to $4 thousand and $202 thousand as of December 31, 2024 and 2023, respectively.